Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2020
Assets Classified as Held for Sale
Assets Classified as Held for Sale

Note 5. Assets Classified as Held for Sale

Year 2020:None

Year 2019:In March 2019, the Group commenced to liquidate a subsidiary on a voluntary basis (see Note 29). The liquidation process of the subsidiary was completed by December 31, 2019 and included in the consolidated statement of cash flows as changes in assets held for sale for the year ended December 31, 2019 after the commencement of its voluntary liquidation.

Year 2018:None